Commitments and Contingencies - Future Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Lessor, Lease, Description [Line Items]
Remaining 2019	$ 10,633
2020	13,822
2021	13,588
2023	12,952
2024	12,331
2024 and thereafter	115,295
Total lease payments	178,621
Present value discount	(62,943)
Operating lease liability	$ 115,678	$ 0
Weighted average discount rate	5.50%
Ground Leases
Lessor, Lease, Description [Line Items]
Remaining 2019	$ 3,861
2020	5,217
2021	5,386
2023	5,776
2024	5,720
2024 and thereafter	87,151
Total lease payments	113,111
Office Leases
Lessor, Lease, Description [Line Items]
Remaining 2019	6,772
2020	8,605
2021	8,202
2023	7,176
2024	6,611
2024 and thereafter	28,144
Total lease payments	$ 65,510